UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21876
                                                    ----------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           --------------
                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


                                                                                                                  MARKET
        SHARES                               DESCRIPTION                                                          VALUE
    -------------      ----------------------------------------------------------                           ---------------

    PREFERRED SECURITIES - 60.0%

                   CAPITAL MARKETS - 9.6%
            75,000 Goldman Sachs Group Inc., Series D, 5.88% + .............................................  $   1,908,000
            20,100 Lehman Brothers Holdings, Inc., Series G, 6.12% + .......................................        506,721
            20,000 Merrill Lynch & Company, Series H, 5.87% + ..............................................        507,800
            58,000 Merrill Lynch Preferred Capital Trust, Series G, 5.97% + ................................      1,485,960
            40,000 Morgan Stanley, Series A, 6.19% *+ ......................................................      1,027,200
                                                                                                              --------------
                                                                                                                  5,435,681
                                                                                                              --------------
                   COMMERCIAL BANKS - 10.1%
            8,200  Abbey National PLC, 7.25% ...............................................................        204,918
           16,700  Abbey National PLC, Series B, 7.38% .....................................................        433,532
           20,000  Banco Santander Central Hispano SA, Series 1, 6.41% .....................................        497,600
           99,004  Barclays Bank PLC, Series 2, 6.63%* .....................................................      2,506,781
           85,000  HSBC Holdings PLC, Series A, 6.20% ......................................................      2,048,500
                                                                                                              --------------
                                                                                                                  5,691,331
                                                                                                              --------------
                   DIVERSIFIED FINANCIAL SERVICES - 8.9%
           40,000  CIT Group Inc., Series A, 6.35% .........................................................      1,008,000
           40,000  Citigroup Inc., Series M, 5.86% .........................................................      1,990,000
           80,000  ING Groep NV, 7.20% .....................................................................      2,055,200
                                                                                                              --------------
                                                                                                                  5,053,200

                   ELECTRIC UTILITIES - 1.7%
           10,000  Southern California Edison Company, Series C, 6.00% .....................................        949,375
                                                                                                              --------------
                   GAS UTILITIES - 0.9%
           20,000  Southern Union Company, 7.55% ...........................................................        519,700
                                                                                                              --------------
                   INSURANCE - 14.8%
           80,000  Aegon NV, 6.88%* ........................................................................      2,035,200
           85,000  Arch Capital Group Ltd., Series B, 7.88% ................................................      2,132,650
           80,000  Endurance Specialty Holdings Ltd., Series A, 7.75% ......................................      1,983,200
           47,137  Renaissancere Holdings Ltd., Series A, 8.10% ............................................      1,199,637
           40,000  Renaissancere Holdings Ltd., Series B, 7.30% ............................................      1,006,000
                                                                                                              --------------
                                                                                                                  8,356,687
                                                                                                              --------------
                   REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
           34,900  HRPT Properties Trust, Series B, 8.75% ..................................................        901,467
                                                                                                              --------------
                   THRIFTS & MORTGAGE FINANCE - 9.4%
           40,000  Franklin Bank Corp., Series A, 7.50% ....................................................      1,001,200
           40,000  FreddieMac, Series S, 6.00% *+ ..........................................................      2,036,000
           10,000  FreddieMac, Series T, 6.42% * ...........................................................        508,750
           67,100  Sovereign Bancorp, Inc., Series C, 7.30% ................................................      1,756,343
                                                                                                              --------------
                                                                                                                  5,302,293
                                                                                                              --------------
                   TRADING COMPANIES & DISTRIBUTORS - 3.0%
          170,400  Willis Lease Finance Corp., Series A, 9.00% .............................................      1,704,000
                                                                                                              --------------

                   TOTAL PREFERRED SECURITIES ..............................................................     33,913,734
                                                                                                              --------------
                   (Cost $33,523,431)

               See Notes to Quarterly Portfolio of Investments.           Page 1

FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31,  2006 (UNAUDITED)


                                                                                                                  MARKET
        SHARES                               DESCRIPTION                                                          VALUE
    -------------      ----------------------------------------------------------                           ---------------


    INCOME TRUSTS - 9.0%

          100,000  Atlantic Power Corp., IPS ...............................................................  $     852,699
          100,000  CanWest MediaWorks Income Fund ..........................................................        702,483
           60,000  Consumers' Waterheater Income Fund (The) ................................................        792,613
           46,500  Crescent Point Energy Trust .............................................................        945,038
           95,000  Teranet Income Fund .....................................................................        883,936
           70,000  Yellow Pages Income Fund ................................................................        913,581
                                                                                                              --------------
                   TOTAL CANADIAN INCOME TRUSTS ............................................................      5,090,350
                                                                                                              --------------
                   (Cost $5,074,771)

     PRINCIPAL
      VALUE
    -------------

    SHORT-TERM MUNICIPAL BONDS - 8.9%

$       2,500,000  Missouri State Health & Educational Facilities Authority,
                     Health Facilities Revenue, (Sisters of Mercy Health System),
                     Series C, 3.50%, 6/01/31++ ............................................................      2,500,000
                                                                                                              --------------
        2,500,000  Washington State Health Care Facilities Authority Revenue,
                     (Children's Hospital and Regional Medical Center),
                     (FGIC Insured), 3.55%, 10/01/28++ .....................................................      2,500,000
                                                                                                              --------------

                   TOTAL SHORT-TERM MUNICIPAL BONDS ........................................................      5,000,000
                                                                                                              --------------
                   (Cost $5,000,000)

                   TOTAL INVESTMENTS - 77.9% ...............................................................     44,004,084
                   (Cost $43,598,202)**
                                                                                                              --------------
                   NET OTHER ASSETS & LIABILITIES - 22.1% ..................................................     12,512,735
                                                                                                              --------------
                   NET ASSETS - 100.0% .....................................................................  $  56,516,819
                                                                                                              ==============

---------------------------------------------------
            *   As of July 31, 2006, this security has not paid a distribution to the Fund.
           **   Aggregate cost for federal income tax and financial reporting purposes.
            +   Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
           ++   Variable rate securities payable upon demand with not more than seven business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2006.
         FGIC    Federal Guaranty Insurance Corporation
          IPS    Income Participating Securities

Page 2         See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

          FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND JULY 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Tax-Advantaged Preferred Income Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding. The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the Custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of July 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $546,602 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $140,720.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
            ----------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ---------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date SEPTEMBER 21, 2006
    -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ---------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date SEPTEMBER 21, 2006
    -------------------

By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ----------------------------------------------------
                           Mark R. Bradley, Treasurer,
                           Controller, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date SEPTEMBER 21, 2006
    -------------------


* Print the name and title of each signing officer under his or her signature.